Bank Debt (Details 1) (Bank Debt [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Debt [Member]
Schedule of future maturities of debt
2013	$ 352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Future maturities of long-term bank debt, Total	$ 559,927	$ 812,647